SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share (Note 10):
Net income to Ordinary Shareholders, Basic	$ 17,737	$ 20,618	$ 43,329	$ 49,473
Weighted-average ordinary shares outstanding, Basic	100,356,020	95,428,253	97,656,777	95,310,346
EPS, Basic	$ 0.18	$ 0.22	$ 0.44	$ 0.52
Weighted average number of shares outstanding, restricted stock units	368,270	225,705	294,401	214,412
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 17,737	$ 20,618	$ 43,329	$ 49,473
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	100,724,290	95,653,958	97,951,178	95,524,758
EPS, Antidilution sequencing - subtotal	$ 0.18	$ 0.22	$ 0.44	$ 0.52
Weighted-average ordinary shares outstanding, public warrants
Net income to Ordinary Shareholders, Diluted	$ 17,737	$ 20,618	$ 43,329	$ 49,473
Weighted-average ordinary shares outstanding, Diluted	100,724,290	95,653,958	97,951,178	95,524,758
EPS, Diluted	$ 0.18	$ 0.22	$ 0.44	$ 0.52